Capital management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Nu Mexico Financiera [Member]
IfrsStatementLineItems [Line Items]
Regulatory capital position	$ 402,002	$ 288,654
Capital ratio	15.40%	19.20%
Minimum requirement	10.50%
Nu Colombia [Member]
IfrsStatementLineItems [Line Items]
Regulatory capital position	$ 131,965	$ 184,793
Capital ratio	16.90%	22.60%
Minimum requirement	10.50%